Offsets	Oct. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cardiol Therapeutics Inc.
Form or Filing Type	F-10
File Number	333-280713
Initial Filing Date	Jul. 05, 2024
Fee Offset Claimed	$ 14,426.98
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 97,743,750.00
Offset Note	The Registrant previously paid a registration fee of $22,140.00 with respect to the registration statement on Form F-10 (File No. 333-280713) initially filed by the Registrant on July 5, 2024, which was amended on July 12, 2024 and declared effective on July 16, 2024 (the "Prior Registration Statement"), pertaining to the registration of an indeterminant number of securities in an aggregate principal amount of up to $150,000,000 ($97,743,750.00 of which remained unsold), $14,426.98 of which fee remains available to offset future registration fees pursuant to Rule 457(p) under the Securities Act. Accordingly, as the total filing fee required for this Registration Statement is $20,715.00, taking into consideration the available offset of $14,426.98 from the Prior Registration Statement, a registration fee of $6,288.02 is payable in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.
Termination / Withdrawal Statement	In accordance with the Securities Act, the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cardiol Therapeutics Inc.
Form or Filing Type	F-10
File Number	333-280713
Filing Date	Jul. 05, 2024
Fee Paid with Fee Offset Source	$ 22,140.00